Financial Instruments and Risk Management (Tables)	12 Months Ended
Oct. 31, 2022
Financial Instruments and Risk Management
Schedule of aging profile of accounts receivable and allowance for expected credit loss

As at	October 31, 2022	October 31, 2021
	$	$
Current (for less than 30 days)	5,435	3,794
31 – 60 days	420	533
61 – 90 days	568	333
Greater than 90 days	2,148	1,978
Less allowance	(655)	(144)
	7,916	6,494

Schedule of maturities of financial liabilities

	Contractual cash flows	Less than one year	1-3 years	3-5 years	Greater than 5 years
	$	$	$	$	$
October 31, 2021
Accounts payable and accrued liabilities	18,532	18,532	-	-	-
Notes payable	17,493	5,600	78	11,755	60
Interest bearing loans and borrowings	4,000	4,000	-	-	-
Derivative liability	11,673	9,980	1,693	-	-
Convertible debentures	8,163	946	-	7,217	-
Undiscounted lease obligations	35,201	8,454	12,773	6,382	7,592
Total	95,062	47,512	14,544	25,354	7,652
October 31, 2022
Accounts payable and accrued liabilities	26,887	26,887	-	-	-
Notes payable	12,257	-	-	12,257	-
Interest bearing loans and borrowings	16,393	16,393	-	-	-
Derivative liability	6,336	6,336	-	-	-
Convertible debentures	7,466	2,696	4,770	-	-
Undiscounted lease obligations	37,116	9,683	12,604	7,437	7,392
Total	106,455	61,995	17,374	19,694	7,392

Schedule of carrying amounts of foreign currency denominated monetary assets and monetary liabilities

(Canadian dollar equivalent amounts of GBP, Euro and USD balances)	October 31, 2022	October 31, 2022	October 31, 2022	October 31, 2022	October 31,
	(GBP)	(Euro)	(USD)	Total	2021
	$	$	$	$	$
Cash	1,153	397	2,841	4,391	4,032
Accounts receivable	292	536	926	1,754	889
Accounts payable and accrued liabilities	(163)	(1,805)	(9,574)	(11,542)	(4,406)
Net monetary assets	1,282	(872)	(5,807)	(5,397)	515